UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 12/31/2008

Date of reporting period: 03/31/2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST OPTI-flex® Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Shares	Value
Registered Investment Companies - 99.94%
BlackRock Large Cap Value Fund Institutional Class	5,999	$ 99,880
Burnham Financial Services Fund Class A	7,068	117,826
CGM Focus Fund	14,332	693,533
Dreyfus Premier Emerging Markets Fund Class A	26,370	472,819
DWS Dreman High Return Equity Fund Class A	6,153	249,443
DWS Dreman Small Cap Value Fund Class A	3,519	110,956
FBR Focus Fund	5,540	268,493
FBR Small Cap Financial Fund	15,177	233,725
Franklin Balance Sheet Investment Fund Class A	4,146	224,865
Franklin MicroCap Value Fund Class A	7,562	245,173
Franklin Mutual Recovery Fund Class A	29,266	350,605
Hotchkis and Wiley Small Cap Value Fund Class A	3,342	107,197
Matthews Asian Growth and Income Fund	24,705	467,904
Oppenheimer Developing Markets Fund Class A	10,658	466,481
Pioneer Cullen Value Fund Class A	23,112	456,923
Pioneer Global High Yield Fund Class A	32,813	362,587
Pioneer High Yield Fund Class A	7,854	77,599
Professionally Managed Portfolios - Hodges Fund	16,190	398,438
Professionally Managed Portfolios - Hodges Small Cap Fund	7,375	69,985
Rydex Russell 2000 2x Strategy Fund Class H	27,145	511,412
Schneider Value Fund	13,550	258,662
Templeton Developing Markets Trust Class A	17,366	448,915
Templeton Global Long-Short Fund Class A	27,840	351,343

Total Registered Investment Companies (Cost $7,071,899)		7,044,764

Short-Term Investments - 0.48%
Fidelity Institutional Money Market Portfolio - 3.13% * (Cost $33,543)	33,543	33,543

Total Investments (Cost $7,105,442) - 100.42%		$ 7,078,307

Liabilities in Excess of Other Assets, Net - (0.42%)		(29,612)

Net Assets - 100%		$ 7,048,695

* Variable Rate Security; The coupon rate shown represents the rate at March 31, 2008, is subject to change and resets daily.

As of March 31, 2008, the Catalyst OPTI-flex® Fund's cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 7,109,506
Unrealized Appreciation / (Depreciation):
Gross Appreciation		717,855
Gross Depreciation		(749,054)
Net Unrealized Depreciation		$ (31,199)

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Investment Valuation – The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates current value.  The assets of the OPTI Fund consist primarily of other mutual funds, which are valued at their respective published net asset values at the end of each day.  Money market instruments (certificates of deposit, commercial paper, etc.) in the Fund are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities in the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Catalyst Capital Advisors LLC (the “Manager”), the Fund’s investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurement.” The Fund adopted SFAS 157 effective January 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2008:

Investments in:	Total	Level 1 – Quoted prices in active markets for identical securities	Level 2 – Other Significant observable inputs	Level 3 – Significant unobservable inputs
Securities	$ 7,078,307	$ 7,078,307	-	-
Total	$ 7,078,307	$ 7,078,307	-	-

During the period ended March 31, 2008, no securities were priced using fair values determined by the Manager.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  October 29, 2008

By:   /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   October 29, 2008